UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22072

 NAME OF REGISTRANT:                     The Cushing MLP Total Return
                                         Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 8117 Preston Road, Suite
                                         440,
                                         Dallas, TX 75225

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Cushing MLP Asset Management, LP
                                         8117 Preston Road, Suite
                                         440,
                                         Dallas, TX 75225

 REGISTRANT'S TELEPHONE NUMBER:          214-692-6334

 DATE OF FISCAL YEAR END:                11/30

 DATE OF REPORTING PERIOD:               07/01/2012 - 06/30/2013


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

The Cushing MLP Total Return Fund
--------------------------------------------------------------------------------------------------------------------------
 BREITBURN ENERGY PARTNERS L.P.                                                              Agenda Number:  933825222
--------------------------------------------------------------------------------------------------------------------------
        Security:  106776107
    Meeting Type:  Annual
    Meeting Date:  19-Jun-2013
          Ticker:  BBEP
            ISIN:  US1067761072
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       HALBERT S. WASHBURN                                       Mgmt          No vote
       CHARLES S. WEISS                                          Mgmt          No vote

2.     RATIFICATION OF THE APPOINTMENT OF                        Mgmt          No vote
       PRICEWATERHOUSECOOPERS LLP AS THE
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE YEAR ENDING DECEMBER 31, 2013.




--------------------------------------------------------------------------------------------------------------------------
 BUCKEYE PARTNERS, L.P.                                                                      Agenda Number:  933802072
--------------------------------------------------------------------------------------------------------------------------
        Security:  118230101
    Meeting Type:  Annual
    Meeting Date:  04-Jun-2013
          Ticker:  BPL
            ISIN:  US1182301010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       OLIVER G. RICHARD, III                                    Mgmt          For                            For
       CLARK C. SMITH                                            Mgmt          For                            For
       FRANK S. SOWINSKI                                         Mgmt          For                            For

2.     THE APPROVAL OF THE BUCKEYE PARTNERS, L.P.                Mgmt          For                            For
       2013 LONG-TERM INCENTIVE PLAN.

3.     THE RATIFICATION OF THE SELECTION OF                      Mgmt          For                            For
       DELOITTE & TOUCHE LLP AS BUCKEYE PARTNERS,
       L.P.'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTANTS FOR 2013.




--------------------------------------------------------------------------------------------------------------------------
 CAPITAL PRODUCT PARTNERS L.P.                                                               Agenda Number:  933665703
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y11082107
    Meeting Type:  Annual
    Meeting Date:  23-Jul-2012
          Ticker:  CPLP
            ISIN:  MHY110821078
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       ABEL RASTERHOFF                                           Mgmt          No vote
       D.P. CHRISTACOPOULOS                                      Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 CROSSTEX ENERGY, L.P.                                                                       Agenda Number:  933761682
--------------------------------------------------------------------------------------------------------------------------
        Security:  22765U102
    Meeting Type:  Special
    Meeting Date:  09-May-2013
          Ticker:  XTEX
            ISIN:  US22765U1025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     PROPOSAL TO APPROVE THE AMENDED AND                       Mgmt          For                            For
       RESTATED CROSSTEX ENERGY GP, LLC LONG-TERM
       INCENTIVE PLAN (INCLUDING AN INCREASE IN
       THE NUMBER OF COMMON UNITS AVAILABLE FOR
       ISSUANCE THEREUNDER).




--------------------------------------------------------------------------------------------------------------------------
 LEGACY RESERVES LP                                                                          Agenda Number:  933787737
--------------------------------------------------------------------------------------------------------------------------
        Security:  524707304
    Meeting Type:  Annual
    Meeting Date:  14-May-2013
          Ticker:  LGCY
            ISIN:  US5247073043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       CARY D. BROWN                                             Mgmt          For                            For
       KYLE A. MCGRAW                                            Mgmt          For                            For
       DALE A. BROWN                                             Mgmt          For                            For
       G. LARRY LAWRENCE                                         Mgmt          For                            For
       WILLIAM D. SULLIVAN                                       Mgmt          For                            For
       WILLIAM R. GRANBERRY                                      Mgmt          For                            For
       KYLE D. VANN                                              Mgmt          For                            For

2.     RATIFICATION OF THE APPOINTMENT OF BDO USA,               Mgmt          For                            For
       LLP AS OUR INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING
       DECEMBER 31, 2013.




--------------------------------------------------------------------------------------------------------------------------
 MAGELLAN MIDSTREAM PARTNERS,L.P.                                                            Agenda Number:  933740311
--------------------------------------------------------------------------------------------------------------------------
        Security:  559080106
    Meeting Type:  Annual
    Meeting Date:  25-Apr-2013
          Ticker:  MMP
            ISIN:  US5590801065
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       WALTER R. ARNHEIM                                         Mgmt          For                            For
       PATRICK C. EILERS                                         Mgmt          For                            For

2.     ADVISORY RESOLUTION TO APPROVE EXECUTIVE                  Mgmt          For                            For
       COMPENSATION

3.     RATIFICATION OF APPOINTMENT OF INDEPENDENT                Mgmt          For                            For
       AUDITOR




--------------------------------------------------------------------------------------------------------------------------
 MARKWEST ENERGY PARTNERS LP                                                                 Agenda Number:  933808505
--------------------------------------------------------------------------------------------------------------------------
        Security:  570759100
    Meeting Type:  Annual
    Meeting Date:  29-May-2013
          Ticker:  MWE
            ISIN:  US5707591005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       FRANK M. SEMPLE                                           Mgmt          For                            For
       DONALD D. WOLF                                            Mgmt          For                            For
       KEITH E. BAILEY                                           Mgmt          For                            For
       MICHAEL L. BEATTY                                         Mgmt          For                            For
       CHARLES K. DEMPSTER                                       Mgmt          For                            For
       DONALD C. HEPPERMANN                                      Mgmt          For                            For
       RANDALL J. LARSON                                         Mgmt          For                            For
       ANNE E. FOX MOUNSEY                                       Mgmt          For                            For
       WILLIAM P. NICOLETTI                                      Mgmt          For                            For

2.     RATIFICATION OF DELOITTE & TOUCHE LLP AS                  Mgmt          For                            For
       THE PARTNERSHIP'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTANTS FOR THE FISCAL YEAR
       ENDING DECEMBER 31, 2013.




--------------------------------------------------------------------------------------------------------------------------
 NUSTAR GP HOLDINGS, LLC                                                                     Agenda Number:  933744674
--------------------------------------------------------------------------------------------------------------------------
        Security:  67059L102
    Meeting Type:  Annual
    Meeting Date:  24-Apr-2013
          Ticker:  NSH
            ISIN:  US67059L1026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       WILLIAM E. GREEHEY                                        Mgmt          For                            For
       JELYNNE LEBLANC-BURLEY                                    Mgmt          For                            For

2.     RATIFY THE APPOINTMENT OF KPMG LLP AS                     Mgmt          For                            For
       NUSTAR GP HOLDINGS, LLC'S INDEPENDENT
       REGISTERED ACCOUNTING FIRM FOR 2013.




--------------------------------------------------------------------------------------------------------------------------
 PVR PARTNERS, L.P.                                                                          Agenda Number:  933799718
--------------------------------------------------------------------------------------------------------------------------
        Security:  693665101
    Meeting Type:  Annual
    Meeting Date:  05-Jun-2013
          Ticker:  PVR
            ISIN:  US6936651016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       ROBERT J. HALL                                            Mgmt          For                            For
       MARSHA R. PERELMAN                                        Mgmt          For                            For

2.     TO APPROVE THE ADVISORY RESOLUTION                        Mgmt          For                            For
       APPROVING EXECUTIVE COMPENSATION

3.     TO RATIFY THE APPOINTMENT OF KPMG LLP AS                  Mgmt          For                            For
       THE PARTNERSHIP'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE 2013 FISCAL
       YEAR




--------------------------------------------------------------------------------------------------------------------------
 TARGA RESOURCES CORP.                                                                       Agenda Number:  933775946
--------------------------------------------------------------------------------------------------------------------------
        Security:  87612G101
    Meeting Type:  Annual
    Meeting Date:  20-May-2013
          Ticker:  TRGP
            ISIN:  US87612G1013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       RENE R. JOYCE                                             Mgmt          For                            For
       PETER R. KAGAN                                            Mgmt          For                            For
       CHRIS TONG                                                Mgmt          For                            For

2      RATIFICATION OF SELECTION OF INDEPENDENT                  Mgmt          For                            For
       AUDITORS.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         The Cushing MLP Total Return Fund
By (Signature)       /s/ Daniel L. Spears
Name                 Daniel L. Spears
Title                President
Date                 08/26/2013